Financing Arrangement	12 Months Ended
Dec. 31, 2011
Securities Financing Transactions [Abstract]
Financing Arrangement
FINANCING ARRANGEMENT

On May 24, 2011, May 26, 2011 and August 15, 2011, the Company entered into subscription agreements with certain investors (the “Investors”) whereby it raised $3,330,000 through the sale of 333 units (the “Units”), at a purchase price of $10,000 per Unit (the “May 2011 Offering”). Each Unit consisted of either (i) 30,303 shares of the Company’s common stock or (ii) one share of the Company’s Series A Preferred Stock, par value $.0001 per share, which is convertible into 30,303 shares of common stock, plus a fully exercisable, five-year warrant to purchase 18,182 shares of common stock for $9,091 or $0.50 per linked share of common stock (the “Warrants”). Of the gross proceeds received, (i) $500,000 was received on May 11, 2011 under a promissory note that was contractually exchanged into 50 Units under the May 2011 Offering (see Note 4), and (ii) $50,000 was received for the purchase of 5 Units from the Company’s Chief Executive Officer.

As a result of the May 2011 Offering, Investors who purchased 230 Units elected to receive preferred stock and Investors who purchased 103 Units elected to receive common stock. Accordingly, the Company issued (i) 3,121,209 shares of common stock, (ii) 230 shares of Series A Preferred Stock, which are linked by conversion to 6,969,690 shares of common stock, and (iii) 333 Warrant Contracts that are linked by exercise to an aggregate of 6,054,606 shares of common stock.

 In connection with the May 2011 Offering, the Company incurred expenses of $286,593 for placement agent, legal and other fees. Accordingly, net cash proceeds from the May 2011 Offering amounted to $3,043,407. Additionally, the Company issued warrants to the placement agent to purchase 100,000 shares of common stock, which had a fair value of $17,600, with the same terms and conditions as the Warrants issued to the investors in the May 2011 Offering.

The Company entered into registration rights agreements, as amended (the “Registration Rights Agreement”) with the Investors in the May 2011 Offering, pursuant to which the Company agreed to file a “resale” registration statement with the SEC covering the shares of common stock issuable upon conversion of Series A Preferred Stock and the shares of common stock underlying the Warrants within 12 months after the final closing date of the May 2011 Offering (i.e. August 15, 2012) (the “Filing Date”). The Company agreed to use its reasonable best efforts to have the registration statement declared effective within 15 months after the final closing date of the May 2011 Offering (i.e. November 15, 2012) (the “Effectiveness Deadline”) and to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144 without restriction or limitation.  Pursuant to the Registration Rights Agreement, the Company is obligated to pay to Investors a fee of 1% per month of the Investors’ investment, payable in cash, for every thirty (30) day period up to a maximum of 6%, (i) following the required Filing Date that the registration statement has not been filed and (ii) following the required Effectiveness Deadline that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC and provided further that the Company will not be obligated to pay liquidated damages at any time following the one year anniversary of the Final Closing Date (as defined in the Registration Rights Agreements) of the May 2011 Offering.

In applying current accounting standards to the financial instruments issued in the May 2011 Offering, the Company first considered the classification of the Series A Preferred Stock under ASC 480 Distinguishing Liabilities from Equity, and the Warrants (including the warrants issued to the placement agent) under ASC 815 Derivatives and Hedging. The Series A Preferred Stock is perpetual preferred stock without redemption or dividend provisions, contingent or otherwise. Further, the Series A Preferred Stock is convertible into a fixed number of shares of common stock with adjustments to the conversion price solely associated with equity restructuring events such as stock splits and recapitalization. Generally redemption provisions that provide for the mandatory payment of cash to the Investor to settle the contract or certain provisions that cause the number of linked shares of common stock to vary result in liability classification; and, in some instances, classification outside of stockholders’ equity. There being no such provisions associated with the Series A Preferred Stock, it is classified as a component of stockholders’ equity. The Warrants and the placement agent warrants were also evaluated for purposes of classification. These financial instruments embody two features that are not consistent with the concept of stockholders’ equity. First, the exercise price of $0.50 is subject to adjustment upon the issuance of common stock or common share linked contracts at prices below the contractual exercise prices. This particular provision is in place for the first two years of the contractual term of five years. Second, the financial instruments extend a fair-value (defined as Black-Scholes) cash redemption right to the Investors in the event of certain fundamental transactions, certain of which are not within the control of the Company. This particular provision is a written put and current accounting standards provide that such provisions are not consistent with the concept of stockholders’ equity. As a result, the Warrants and the placement agent warrant require liability classification as derivative warrants. Derivative warrants are carried both initially and subsequently at fair value with changes in fair value reflected in income (see Note 5).

The Company also considered classification-related accounting rules related to the possibility that the conversion option embedded in the Series A Preferred Stock may require classification outside of stockholders’ equity. Generally, an embedded feature in a hybrid financial instrument (such as the Series A Preferred Stock) that both meets the definition of a derivative financial instrument and is not clearly and closely related to the host contract in term of risks would require bifurcation and accounting under derivative standards. The embedded conversion option is a feature that embodies risks of equity. The Company has concluded that the Series A Preferred Stock is a contract that affords solely equity risks. Accordingly, the embedded conversion option is, in fact, clearly and closely related to the host contract and bifurcation is not required.

Another distinction that the Company made in accounting for the May 2011 Offering was to separate the Units sold to the Company’s Chief Executive Officer from the financing for purposes of determining whether the arrangement constituted any form of compensation. As mentioned in the introductory paragraph above, 5 Units were sold to the Company’s Chief Executive Officer for $50,000. Generally, under ASC 718 Compensation – Stock Compensation, the amount that the fair value of financial instruments issued to an employee in excess of amounts contributed by the employee gives rise to compensation expense for accounting purposes. As illustrated in the table below, compensation expense of $16,000 arose from this element of the May 2011 Offering.

The following table summarizes the components of the May 2011 Offering, their fair values (which is subsequently discussed) and the allocation that was given effect in the Company's financial statements:

	Financing	Compensation	Direct Expenses	Total
Common stock and common stock equivalents:
Common stock	3,121,209	—	—	3,121,209
Common shares that are linked to other contracts:
Series A Preferred Stock	6,818,175	151,515	—	6,969,690
Warrants	5,963,696	90,910	100,000	6,154,606
	15,903,080	242,425	100,000	16,245,505
Fair value of the financial Instruments:
Common stock (1)	$1,030,000	$—	$—	$1,030,000
Series A Preferred Stock (2)	2,250,000	50,000	—	2,300,000
Warrants (3)	1,049,610	16,000	17,600	1,083,210
	$4,329,610	$66,000	$17,600	$4,413,210
Allocation of the transaction basis for accounting:
Common stock	$(700,397)	$—	$94,090	$(606,307)
Series A Preferred Stock	(825,567)	(34,421)	210,103	(649,885)
Derivative warrants	(1,049,610)	(16,000)	(17,600)	(1,083,210)
Paid-in capital (BCF)(4)	(704,426)	(15,579)		(720,005)
Compensation expense	—	16,000	—	16,000
	$(3,280,000)	$(50,000)	$286,593	$(3,043,407)

Cash consideration (expense)	$2,780,000	$50,000	$(286,593)	$2,543,407
Advances on exchange	500,000	—		500,000
	$3,280,000	$50,000	$(286,593)	$3,043,407

(1)  The fair value of the Company's common stock was established based upon the price paid by the Investors in the May 2011 Offering.

(2)  The fair value of the Company's Series A Preferred Stock was established based upon its Common Stock Equivalent Value (“CSE”). All other features included in the Company's Series A Preferred Stock, such as the liquidation preference did not give rise to significant incremental value above the CSE Value. The Series A Preferred Stock does provide for dividends or redemptions in cash.

(3)  The derivative warrants were valued using the Binomial Lattice Valuation Technique and gives effect to the incremental value associated with down-round financing anti-dilution protection features. See Note 5 for more information on the Company's derivative warrants and valuation methodologies.

(4)  A Beneficial Conversion Feature (“BCF”) arises when convertible securities, such as the Series A Preferred Stock, have effective conversion prices that are lower than the fair value of the common stock into which they are convertible. Effective conversion prices are calculated as the allocable proceeds (or basis) over the number of linked common shares.

The basis in the transactions outlined above, which represent the cash received from the Investors and the fair value of the financial instruments that were subject to compensation consideration, were allocated to the financial instruments following current accounting standards. The basis of the financing was allocated first to derivative financial instruments because those financial instruments are required under ASC 815 to be carried both initially and subsequently at their fair values. To the extent that the fair value of the derivatives exceeded the basis, the Company is required to record a charge to income for the difference. The financial instruments issued under the arrangement that required compensation consideration were recorded at their fair values and the difference between those amounts and the consideration received by the Company was recorded as stock-based compensation expense. The direct expenses are represented by a combination of the cash that the Company paid plus the fair value of the warrants that were issued.